Revenue from services rendered (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from services rendered [Abstract]
Gross revenue from services	R$ 1,598,622	R$ 1,655,816	R$ 1,558,962
Discounts and cancellations	(3,374)	(28,718)	(4,901)
Taxes levied - PIS	(27,501)	(27,777)	(25,520)
Taxes levied - COFINS	(125,174)	(127,944)	(117,467)
Taxes levied - ICMS	(1,967)	(1,364)	(1,602)
Taxes levied - ISSQN	(75,259)	(76,980)	(70,581)
Net revenue from services rendered	R$ 1,365,347	R$ 1,393,033	R$ 1,338,891